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                               [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT
                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-717-AC (06/00)

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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                            [JOSEPH J. GASPER PHOTO]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.


                              /s/ JOSEPH J. GASPER
                         ------------------------------
                          Joseph J. Gasper, President
                                 August 16, 2000



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HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by funds series may be found on page 27. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Investment activity section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The Equity transactions section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

   Investments at market value:

      American Century: Short-Term Government Fund (ACSTGvt)
         219,691 shares (cost $2,070,822) .................................................................     $ 2,021,157

      American Century: Income & Growth Fund (ACIncGro)
         340,292 shares (cost $10,049,436) ................................................................      11,127,556

      American Century: Growth Fund (ACGro)
         558,296 shares (cost $14,669,510) ................................................................      19,265,445

      American Century: International Growth Fund (ACIntlGr)
         220,737 shares (cost $3,027,367) .................................................................       3,138,884

      American Century: Ultra Fund (ACUltra)
         695,591 shares (cost $23,619,064) ................................................................      30,619,927

      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         225,211 shares (cost $1,362,113) .................................................................       1,004,443

      Dreyfus A Bonds Plus, Inc. (DryABds)
         140,504 shares (cost $1,982,302) .................................................................       1,909,450

      Dreyfus Appreciation Fund, Inc. (DryApp)
         43,175 shares (cost $1,915,260) ..................................................................       2,026,620

      Dreyfus Balanced Fund, Inc. (DryBal)
         29,533 shares (cost $477,714) ....................................................................         466,029

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         574,144 shares (cost $21,376,763) ................................................................      24,458,520

      The Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen)
         157,713 shares (cost $2,032,057) .................................................................       2,334,155

      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         62,725 shares (cost $1,361,211) ..................................................................       1,324,123

      Federated High Yield Trust (FedHiYld)
         75,829 shares (cost $621,341) ....................................................................         581,611

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         180,973 shares (cost $1,731,204) .................................................................       1,588,947

      Fidelity Advisor Balanced Fund - Class T (FABal)
         65,250 shares (cost $1,207,746) ..................................................................       1,166,009

      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         77,052 shares (cost $2,083,799) ..................................................................       1,907,048

      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         199,932 shares (cost $9,222,848) .................................................................       8,894,973

      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         317,524 shares (cost $3,731,135) .................................................................       3,318,123

      Fidelity Asset Manager(TM)(FidAsMgr)
         307,025 shares (cost $5,480,903) .................................................................       5,772,071

      Fidelity Capital & Income Fund (FidCapInc)
         96,632 shares (cost $903,758) ....................................................................         858,095

      Fidelity Equity-Income Fund (FidEqInc)
         260,547 shares (cost $12,657,553) ................................................................      13,123,743

      Fidelity Magellan(R)Fund (FidMgln)
         307,414 shares (cost $33,699,543) ................................................................      41,387,103

      Fidelity Puritan(R)Fund (FidPurtn)
         681,366 shares (cost $13,099,162) ................................................................      12,836,927

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         10,028 shares (cost $115,491) ....................................................................         100,681

      Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A (FranMutSer)
         21,702 shares (cost $449,620) ....................................................................         411,478

      Franklin Small Cap Growth Fund (FrSmCapGr)
         255 shares (cost $12,183) ........................................................................          12,499

      INVESCO Dynamics Fund, Inc. (InvDynam)
         316,818 shares (cost $8,440,396) .................................................................       9,152,867

      INVESCO Small Company Growth Fund (InvSmCoGr)
         1,230 shares (cost $22,525) ......................................................................          24,603

      Janus Fund (JanFund)
         508,983 shares (cost $19,972,745) ................................................................      23,102,736

      Janus Twenty Fund (Jan20Fd)
         741,971 shares (cost $44,560,916) ................................................................      57,294,980

      Janus Worldwide Fund (JanWrldwde)
         330,138 shares (cost $19,106,557) ................................................................      25,829,980

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         14,963 shares (cost $252,946) ....................................................................         256,911

      MFS(R) Global Governments Fund - Class A (MFSGloGvt)
         48,263 shares (cost $501,010) ....................................................................         456,571

      Nationwide(R) Bond Fund - Class D (NWBdFd)
         166,586 shares (cost $1,567,952) .................................................................       1,475,949

      Nationwide(R) Fund - Class D (NWFund)
         245,309 shares (cost $7,529,352) .................................................................       7,562,885

      Nationwide(R) Growth Fund - Class D (NWGroFd)
         182,402 shares (cost 2,933,762) ..................................................................       3,029,690

      Nationwide(R) S&P 500 Index Fund - Service Class (NWIndxFd)
         31,406 shares (cost $378,360) ....................................................................         397,918

      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         13,509,143 shares (cost $13,509,143) .............................................................      13,509,143

      Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
         37,207 shares (cost $366,551) ....................................................................         365,370



                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

      Neuberger Berman Genesis Trust (NBGenesTr)
         34,500 shares (cost $701,743) ....................................................................         833,176

      Neuberger Berman Guardian Trust (NBGuardTr)
         339,272 shares (cost $7,667,044) .................................................................       6,368,143

      Neuberger Berman Limited Maturity Bond Fund (NBLtdMat)
         83,302 shares (cost $798,802) ....................................................................         774,712

      Neuberger Berman Partners Fund (NBPartFd)
         295,310 shares (cost $7,747,996) .................................................................       7,037,226

      Oppenheimer Global Fund - Class A (OppGlob)
         219,635 shares (cost $10,890,859) ................................................................      15,077,952

      Phoenix - Oakhurst Balanced Fund Series - Class A (PhxBalFd)
         51,595 shares (cost $873,407) ....................................................................         906,518

      Prestige Balanced Fund - Class A (PrBal)
         475 shares (cost $5,235) .........................................................................           5,334

      Prestige International Fund - Class A (PrInt)
         4,858 shares (cost $57,272) ......................................................................          58,099

      Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
         7,333 shares (cost $112,700) .....................................................................         115,488

      Prestige Large Cap Value Fund - Class A (PrLgCpVal)
         7,840 shares (cost $76,625) ......................................................................          76,128

      Prestige Small Cap Fund - Class A (PrSmCap)
         22,163 shares (cost $281,987) ....................................................................         290,776

      Strong Common Stock Fund, Inc. (StComStk)
         59,094 shares (cost $1,448,376) ..................................................................       1,496,253

      Strong Large Cap Growth Fund, Inc. (StTotRet)
         130,913 shares (cost $5,119,155) .................................................................       6,223,626

      Templeton Foreign Fund - Class A (TemForFd)
         518,293 shares (cost $5,365,028) .................................................................       5,519,815

      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         140,163 shares (cost $6,008,427) .................................................................       7,261,843

      Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
         5,966 shares (cost $61,536) ......................................................................          58,286
                                                                                                                 ----------

            Total investments .............................................................................     386,218,595

   Accounts receivable                                                                                               54,538
                                                                                                                 ----------

            Total assets                                                                                        386,273,133

ACCOUNTS PAYABLE                                                                                                     45,915
                                                                                                                 ----------

CONTRACT OWNERS' EQUITY (NOTE 4)                                                                              $ 386,227,218
                                                                                                                ===========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                       TOTAL                    ACSTGVT                  ACINCGRO                    ACGRO
                           ---------------------------  -----------------------  ------------------------  -------------------------
                                2000         1999          2000        1999          2000        1999         2000         1999
                           ------------- -------------  ----------- -----------  ------------ -----------  ------------ ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ... $  1,470,897     1,403,793       59,651      74,419        48,054      47,124            --           --
  Mortality, expense and
    administration
    charges (note 2)......   (2,436,178)   (1,648,158)     (13,194)    (19,333)      (70,399)    (51,320)     (124,781)     (93,312)
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
    Net investment
      activity............     (965,281)     (244,365)      46,457      55,086       (22,345)     (4,196)     (124,781)     (93,312)
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------

  Proceeds from mutual
    fund shares sold .....   51,167,144    32,701,634      251,310     303,134     1,212,877   1,488,052     1,921,221      869,749
  Cost of mutual fund
    shares sold ..........  (42,539,530)  (28,477,576)    (257,940)   (305,879)   (1,019,105) (1,292,642)   (1,264,147)    (560,410)
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
    Realized gain (loss)
      on investments......    8,627,614     4,224,058       (6,630)     (2,745)      193,772     195,410       657,074      309,339
  Change in unrealized
    gain (loss) on
    investments ..........  (13,876,264)   18,506,589        1,914     (73,896)     (626,775)    494,871       541,222    1,161,886
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
    Net gain (loss) on
      investments.........   (5,248,650)   22,730,647       (4,716)    (76,641)     (433,003)    690,281     1,198,296    1,471,225
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
  Reinvested capital
    gains.................    1,263,429     1,843,360           --          --            --      18,019            --           --
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..   (4,950,502)   24,329,642       41,741     (21,555)     (455,348)    704,104     1,073,515    1,377,913
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......   54,373,432    42,799,248       42,508     102,145     1,538,557   1,584,257       704,407      877,500
  Transfers between funds.           --            --        6,147     (33,159)     (378,020)    (23,274)      978,536      255,772
  Redemptions.............  (22,991,765)  (11,111,149)     (98,243)   (100,652)     (541,025)   (114,527)   (1,812,852)    (659,730)
  Annuity benefits........      (13,399)      (13,966)         310        (474)           --          --       (10,074)      (7,784)
  Annual contract
    maintenance charge
    (note 2) .............     (184,838)     (129,609)        (921)       (966)       (5,198)     (3,537)      (12,815)     (11,047)
  Contingent deferred
    sales charges
    (note 2)..............     (340,026)     (157,441)      (1,265)     (2,154)      (12,543)     (2,150)       (9,771)      (4,114)
  Adjustments to maintain
    reserves..............       58,534       (47,913)         454        (790)          233       1,306        10,143        5,455
      Net equity           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
        transactions......   30,901,938    31,339,170      (51,010)    (36,050)      602,004   1,442,075      (152,426)     456,052
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------

Net change in contract
   owners' equity.........   25,951,436    55,668,812       (9,269)    (57,605)      146,656   2,146,179       921,089    1,833,965
Contract owners' equity
   beginning of period....  360,275,782   227,225,953    2,030,888   3,037,422    10,981,114   7,003,742    18,304,406   13,480,704
                           ------------  ------------   ----------  ----------   -----------  ----------   -----------  -----------
Contract owners' equity
   end of period.......... $386,227,218   282,894,765    2,021,619   2,979,817    11,127,770   9,149,921    19,225,495   15,314,669
                           ============  ============   ==========  ==========   ===========  ==========   ===========  ===========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                    ACINTLGR                  ACULTRA                    DEHYBD                     DRYABDS
                             ---------------------   -------------------------   ------------------------   ------------------------
                                2000       1999          2000         1999          2000         1999          2000          1999
                            ----------- ----------   ------------ ------------   -----------  -----------   -----------  -----------

INVESTMENT ACTIVITY:
  Reinvested dividends ...  $       --         --             --           --        58,365       61,674        48,324       53,456
  Mortality, expense and
    administration
    charges (note 2)......     (18,271)    (6,546)      (199,101)    (131,435)       (6,906)      (7,826)      (12,197)     (14,101)
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
    Net investment
      activity............     (18,271)    (6,546)      (199,101)    (131,435)       51,459       53,848        36,127       39,355
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------

  Proceeds from mutual
    fund shares sold .....     824,647    166,677      1,691,383    1,190,278        46,754      143,280       333,859      378,283
  Cost of mutual fund
    shares sold ..........    (554,567)  (154,166)    (1,041,250)    (876,891)      (59,923)    (153,421)     (366,501)    (389,166)
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
    Realized gain (loss)
      on investments......     270,080     12,511        650,133      313,387       (13,169)     (10,141)      (32,642)     (10,883)
  Change in unrealized
    gain (loss) on
    investments ..........    (481,039)    57,004     (1,835,361)   2,040,643      (132,319)     (47,802)       57,932      (41,880)
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
    Net gain (loss) on
      investments.........    (210,959)    69,515     (1,185,228)   2,354,030      (145,488)     (57,943)       25,290      (52,763)
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
  Reinvested capital
    gains.................       4,595         59             --           --            --           --            --           --
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..    (224,635)    63,028     (1,384,329)   2,222,595       (94,029)      (4,095)       61,417      (13,408)
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......     612,797    184,143      4,088,059    3,623,692        11,443      215,490       207,445      311,482
  Transfers between funds.     796,749     59,204       (105,109)    (110,001)       (8,543)    (106,988)     (185,117)    (101,699)
  Redemptions.............     (52,562)   (29,111)    (1,758,569)    (640,731)      (35,122)     (33,336)     (105,093)    (121,205)
  Annuity benefits........          --         --             --           --            --           --            --           --
  Annual contract
    maintenance charge
    (note 2) .............      (1,668)      (810)       (13,611)     (10,012)         (282)        (319)         (627)        (775)
  Contingent deferred
    sales charges
    (note 2)..............        (946)      (832)       (30,764)     (10,559)         (367)        (736)       (1,767)      (3,778)
  Adjustments to maintain
    reserves..............          23         12            669          243           286            1            57          390
      Net equity            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
        transactions......   1,354,393    212,606      2,180,675    2,852,632       (32,585)      74,112       (85,102)      84,415
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------

Net change in contract
   owners' equity.........   1,129,758    275,634        796,346    5,075,227      (126,614)      70,017       (23,685)      71,007
Contract owners' equity
   beginning of period....   2,009,150    887,916     29,824,155   17,486,224     1,133,963    1,095,862     1,933,180    2,092,501
                            ----------  ---------    -----------  -----------    ----------   ----------    ----------   ----------
Contract owners' equity
   end of period..........  $3,138,908  1,163,550     30,620,501   22,561,451     1,007,349    1,165,879     1,909,495    2,163,508
                            ==========  =========    ===========  ===========    ==========   ==========    ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                       DRYAPP                  DRYBAL                  DRY500IX                     DRY3DCEN
                             -------------------------  --------------------   --------------------------  -------------------------
                                 2000         1999        2000       1999          2000         1999          2000          1999
                             ------------ ------------  ---------  ---------   ------------  ------------  ------------  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...   $      254           --       5,197      2,924             --            --            --           --
  Mortality, expense and
    administration
    charges (note 2)......      (13,926)      (8,483)     (2,933)    (1,399)      (151,797)      (98,999)      (13,616)      (8,121)
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
    Net investment
      activity............      (13,672)      (8,483)      2,264      1,525       (151,797)      (98,999)      (13,616)      (8,121)
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------

  Proceeds from mutual
    fund shares sold .....      517,662      171,326      47,372     63,485      3,227,367       695,135       113,801      191,463
  Cost of mutual fund
    shares sold ..........     (444,034)    (160,395)    (48,216)   (66,036)    (2,187,759)     (421,953)      (90,859)    (142,060)
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
    Realized gain (loss)
      on investments......       73,628       10,931        (844)    (2,551)     1,039,608       273,182        22,942       49,403
  Change in unrealized
    gain (loss) on
    investments ..........      (28,345)      60,594      (1,291)    14,610     (1,193,492)    1,458,874        27,105       85,976
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
    Net gain (loss) on
      investments.........       45,283       71,525      (2,135)    12,059       (153,884)    1,732,056        50,047      135,379
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
  Reinvested capital
    gains.................       17,750           89          --         --             --            --            --           --
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..       49,361       63,131         129     13,584       (305,681)    1,633,057        36,431      127,258
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......      271,824      655,607     127,842    123,403      3,778,644     3,892,627       286,901      229,603
  Transfers between funds.     (399,965)     344,703       2,639    (33,208)      (601,153)    1,220,568       158,840       34,507
  Redemptions.............      (49,909)     (43,594)    (11,289)    (1,908)    (2,165,183)     (478,122)     (108,427)     (38,962)
  Annuity benefits........           --           --          --         --             --            --            --           --
  Annual contract
    maintenance charge
    (note 2) .............       (1,339)        (332)       (296)       (97)       (15,987)       (9,762)       (1,342)      (1,005)
  Contingent deferred
    sales charges
    (note 2)..............       (1,007)        (658)       (468)       (43)       (45,337)       (6,831)       (2,645)        (143)
  Adjustments to maintain
    reserves..............        1,302          623         246        103            549           173            63           32
      Net equity             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
        transactions......     (179,094)     956,349     118,674     88,250        951,533     4,618,653       333,390      224,032
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------

Net change in contract
   owners' equity.........     (129,733)   1,019,480     118,803    101,834        645,852     6,251,710       369,821      351,290
Contract owners' equity
   beginning of period....    2,157,476      717,296     347,446    159,816     23,813,192    12,445,816     1,964,378    1,077,131
                             ----------   ----------    --------   --------    -----------   -----------    ----------   ----------
Contract owners' equity
   end of period..........   $2,027,743    1,736,776     466,249    261,650     24,459,044    18,697,526     2,334,199    1,428,421
                             ==========   ==========    ========   ========    ===========   ===========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                         EVINCGRO                 FEDHIYLD                 FEDBDFD                     FABAL
                                -------------------------   --------------------   ------------------------   ----------------------
                                    2000         1999         2000       1999         2000         1999           2000       1999
                                ------------  -----------   ---------  ---------   -----------  -----------   -----------  ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ...      $    32,995       33,415      27,513     19,187        62,298       46,769        13,786      9,239
  Mortality, expense and
    administration
    charges (note 2)......           (8,904)      (8,534)     (3,567)    (2,924)      (10,195)      (8,512)       (7,372)    (4,400)
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
    Net investment
      activity............           24,091       24,881      23,946     16,263        52,103       38,257         6,414      4,839
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------

  Proceeds from mutual
    fund shares sold .....          112,542      148,370     209,915    349,778       142,709      291,381       342,388     85,849
  Cost of mutual fund
    shares sold ..........          (92,394)    (135,285)   (237,972)  (349,336)     (163,256)    (296,303)     (362,300)   (88,753)
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
    Realized gain (loss)
      on investments......           20,148       13,085     (28,057)       442       (20,547)      (4,922)      (19,912)    (2,904)
  Change in unrealized
    gain (loss) on
    investments ..........         (100,953)     135,817      (7,436)   (11,327)      (20,833)     (67,303)       (7,628)    28,139
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
    Net gain (loss) on
      investments.........          (80,805)     148,902     (35,493)   (10,885)      (41,380)     (72,225)      (27,540)    25,235
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
  Reinvested capital
    gains.................               --           --          --         --            --           --         3,657      1,248
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..          (56,714)     173,783     (11,547)     5,378        10,723      (33,968)      (17,469)    31,322
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......           39,317      112,581     174,691     46,713       167,218      151,684       244,887    267,544
  Transfers between funds.          (47,299)    (123,121)    (67,729)   (95,703)      (75,873)       8,212      (377,444)    51,630
  Redemptions.............          (28,824)     (24,330)    (11,951)    (2,783)      (50,129)     (44,611)      (13,261)   (18,838)
  Annuity benefits........               --           --          --         --            --           --            --         --
  Annual contract
    maintenance charge
    (note 2) .............             (364)        (368)       (170)       (70)         (466)        (322)         (916)      (605)
  Contingent deferred
    sales charges
    (note 2)..............              (83)        (619)       (130)       (57)       (1,056)        (298)         (296)      (397)
  Adjustments to maintain
    reserves..............               11            7         231        208           107           84            22         11
      Net equity                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
        transactions......          (37,242)     (35,850)     94,942    (51,692)       39,801      114,749      (147,008)   299,345
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------

Net change in contract
   owners' equity.........          (93,956)     137,933      83,395    (46,314)       50,524       80,781      (164,477)   330,667
Contract owners' equity
   beginning of period....        1,418,098    1,281,506     498,493    489,378     1,549,200    1,205,464     1,330,505    465,370
                                -----------   ----------    --------   --------    ----------   ----------    ----------   --------
Contract owners' equity
   end of period..........      $ 1,324,142    1,419,439     581,888    443,064     1,599,724    1,286,245     1,166,028    796,037
                                ===========   ==========    ========   ========    ==========   ==========    ==========   ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                    FAEQINC                   FAGROPP                    FAHIYLD                    FIDASMGR
                           ------------------------   ------------------------   ------------------------   ------------------------
                              2000         1999          2000         1999          2000         1999          2000         1999
                           -----------  -----------   -----------  -----------   -----------  -----------   -----------  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ... $   11,272        5,675            --           --       126,577      105,957        88,769       72,908
  Mortality, expense and
    administration
    charges (note 2)......    (12,290)     (11,577)      (56,136)     (51,509)      (19,554)     (18,748)      (36,946)     (28,715)
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
    Net investment
      activity............     (1,018)      (5,902)      (56,136)     (51,509)      107,023       87,209        51,823       44,193
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------

  Proceeds from mutual
    fund shares sold .....    301,674      215,431     1,400,257      400,119       303,305      378,947       539,709      231,765
  Cost of mutual fund
    shares sold ..........   (300,119)    (160,539)   (1,184,879)    (286,848)     (348,850)    (406,050)     (470,247)    (203,173)
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
    Realized gain (loss)
      on investments......      1,555       54,892       215,378      113,271       (45,545)     (27,103)       69,462       28,592
  Change in unrealized
    gain (loss) on
    investments ..........   (107,996)      72,927      (638,649)     424,150      (200,888)     115,741        60,229      149,294
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
    Net gain (loss) on
      investments.........   (106,441)     127,819      (423,271)     537,421      (246,433)      88,638       129,691      177,886
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
  Reinvested capital
    gains.................        783       11,723        17,925        4,369            --           --            --           --
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..   (106,676)     133,640      (461,482)     490,281      (139,410)     175,847       181,514      222,079
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......    145,081      228,052     1,532,104    1,311,991       605,331      242,338       479,134      585,834
  Transfers between funds.   (121,894)     (78,893)     (907,419)    (133,213)      (40,695)     (11,182)     (273,050)     (20,693)
  Redemptions.............    (52,204)     (34,250)     (583,792)    (225,760)      (45,863)    (162,549)     (216,311)    (131,116)
  Annuity benefits........         --           --            --           --            --           --            --           --
  Annual contract
    maintenance charge
    (note 2) .............     (1,437)      (1,235)       (5,315)      (4,459)       (1,238)      (1,120)       (2,255)      (1,997)
  Contingent deferred
    sales charges
    (note 2)..............     (1,103)        (959)      (10,495)      (2,569)         (977)        (775)       (2,398)      (3,131)
  Adjustments to maintain
    reserves..............         23           17           123           67           134       (2,700)          117           20
      Net equity           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
        transactions......    (31,534)     112,732        25,206      946,057       516,692       64,012       (14,763)     428,917
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------

Net change in contract
   owners' equity.........   (138,210)     246,372      (436,276)   1,436,338       377,282      239,859       166,751      650,996
Contract owners' equity
   beginning of period....  2,045,287    1,708,319     9,331,374    7,285,888     2,940,818    2,800,745     5,605,426    4,144,138
                           ----------   ----------    ----------   ----------    ----------   ----------    ----------   ----------
Contract owners' equity
   end of period.......... $1,907,077    1,954,691     8,895,098    8,722,226     3,318,100    3,040,604     5,772,177    4,795,134
                           ==========   ==========    ==========   ==========    ==========   ==========    ==========   ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                   FIDCAPINC                FIDEQINC                    FIDMGIN                    FIDPURTN
                           -----------------------  -------------------------  -------------------------  --------------------------
                              2000         1999        2000          1999         2000          1999          2000         1999
                           ----------  -----------  -----------  ------------  ------------  -----------  ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ... $  37,944       47,484      114,571       111,183        20,799       49,825       193,343       247,570
  Mortality, expense and
    administration
    charges (note 2)......    (5,981)      (7,425)     (91,520)     (110,200)     (259,511)    (173,807)      (86,052)      (96,154)
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
    Net investment
      activity............    31,963       40,059       23,051           983      (238,712)    (123,982)      107,291       151,416
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------

  Proceeds from mutual
    fund shares sold .....   114,072      218,262    3,073,710     2,053,039     2,506,008      334,245     2,594,570     1,502,440
  Cost of mutual fund
    shares sold ..........  (122,948)    (194,759)  (2,099,579)   (1,167,475)   (1,605,264)    (249,024)   (2,322,734)   (1,250,994)
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
    Realized gain (loss)
      on investments......    (8,876)      23,503      974,131       885,564       900,744       85,221       271,836       251,446
  Change in unrealized
    gain (loss) on
    investments........... (32,038)      60,510   (1,889,205)      882,904    (1,415,476)   1,777,213      (448,289)      183,032
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
    Net gain (loss) on
      investments.........   (40,914)      84,013     (915,074)    1,768,468      (514,732)   1,862,434      (176,453)      434,478
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
  Reinvested capital
    gains.................        --       10,037      354,217       235,009       840,869    1,557,582            --            --
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..    (8,951)     134,109     (537,806)    2,004,460        87,425    3,296,034       (69,162)      585,894
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......        --           --      458,946       696,818     5,626,485    4,350,473     1,175,078     1,686,657
  Transfers between funds.    (1,317)    (123,064)  (1,117,694)     (668,130)   (1,341,022)   1,535,091    (2,084,621)     (988,853)
  Redemptions.............  (104,374)     (85,510)  (1,795,932)   (1,419,823)   (1,786,370)    (659,296)     (892,800)     (485,929)
  Annuity benefits........         6         (999)      (2,324)       (2,765)           --           --            --            --
  Annual contract
    maintenance charge
    (note 2) .............    (1,075)      (1,309)     (10,896)      (12,432)      (15,144)     (11,080)       (4,795)       (4,976)
  Contingent deferred
    sales charges
    (note 2)..............      (102)        (138)      (5,570)       (7,716)      (30,044)     (13,050)       (9,985)       (7,639)
  Adjustments to maintain
    reserves..............       325         (988)          89           197           764          317           211            57
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
      Net equity
        transactions......  (106,537)    (212,008)  (2,473,381)   (1,413,851)    2,454,669    5,202,455    (1,816,912)      199,317
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------

Net change in contract
   owners' equity.........  (115,488)     (77,899)  (3,011,187)      590,609     2,542,094    8,498,489    (1,886,074)      785,211
Contract owners' equity
   beginning of period....   973,878    1,211,457   16,135,005    17,076,425    38,844,976   22,752,524    14,723,211    14,377,391
                           ---------   ----------   ----------   -----------   -----------   ----------   -----------   -----------
Contract owners' equity
   end of period.......... $ 858,390    1,133,558   13,123,818    17,667,034    41,387,070   31,251,013    12,837,137    15,162,602
                           =========   ==========   ==========   ===========   ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                   FIDVIPHI                 FRANMUTSER                FRSMCAPGR                INVDYNAM
                            -----------------------   -----------------------   -----------------------  -----------------------
                               2000          1999        2000         1999        2000          1999        2000         1999
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ...  $    7,055       11,245        7,426          425           --           --          --           --
  Mortality, expense and
    administration
    charges (note 2) .....        (670)        (824)      (2,337)      (1,572)          (5)          --     (44,715)      (1,348)
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
    Net investment
      activity ...........       6,385       10,421        5,089       (1,147)          (5)          --     (44,715)      (1,348)
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------

  Proceeds from mutual
    fund shares sold .....         702        1,523        4,816       52,508            5           --   1,822,921       48,778
  Cost of mutual fund
    shares sold ..........        (687)      (1,406)      (4,634)     (55,928)          (5)          --  (1,259,901)     (42,593)
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
    Realized gain (loss)
      on investments .....          15          117          182       (3,420)          --           --     563,020        6,185
  Change in unrealized
    gain (loss) on
    investments...........     (12,218)      (2,178)     (30,729)      34,422          316           --     (25,522)      37,999
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
    Net gain (loss) on
      investments ........     (12,203)      (2,061)     (30,547)      31,002          316           --     537,498       44,184
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
  Reinvested capital
    gains.................          --          420       23,633        4,316           --           --          --           --
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..      (5,818)       8,780       (1,825)      34,171          311           --     492,783       42,836
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ......          --           --      123,282       43,270       12,188           --   2,259,224        9,348
  Transfers between funds.          --         (641)         534       55,332           --           --   3,294,346      471,056
  Redemptions ............          --           --       (1,214)     (25,128)          --           --    (430,244)      (1,379)
  Annuity benefits .......          --           --           --           --           --           --          --           --
  Annual contract
    maintenance charge
    (note 2) .............         (25)         (55)        (230)        (197)          --           --      (1,225)         (20)
  Contingent deferred
    sales charges
    (note 2)..............          --           --           --         (251)          --           --      (6,727)          --
  Adjustments to maintain
    reserves .............           9           15          207          119           --           --       4,626          100
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
      Net equity
        transactions .....         (16)        (681)     122,579       73,145       12,188           --   5,120,000      479,105
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------

Net change in contract
  owners' equity .........      (5,834)       8,099      120,754      107,316       12,499           --   5,612,783      521,941
Contract owners' equity
  beginning of period ....     106,516      121,339      290,896      185,993           --           --   3,543,551           --
                            ----------   ----------   ----------   ----------   ----------   ----------  ----------   ----------
Contract owners' equity
  end of period ..........  $  100,682      129,438      411,650      293,309       12,499           --   9,156,334      521,941
                            ==========   ==========   ==========   ==========   ==========   ==========  ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)



                                   INSMCOGR                 JANFUND                     JAN20FD                    JANWRLDWDE
                           -----------------------  -------------------------  -------------------------  --------------------------
                              2000         1999        2000          1999         2000          1999          2000         1999
                           ----------  -----------  -----------  ------------  ------------  -----------  ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...  $     --         --            --             --             --           --           --            --
  Mortality, expense and
    administration
    charges (note 2)......        (7)        --      (136,864)       (51,053)      (366,310)    (158,983)    (154,396)      (57,130)
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
    Net investment
      activity............        (7)        --      (136,864)       (51,053)      (366,310)    (158,983)    (154,396)      (57,130)
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------

  Proceeds from mutual
    fund shares sold .....         7         --     1,864,956        369,425      2,315,246    1,506,844    1,145,895       327,649
  Cost of mutual fund
    shares sold ..........        (7)        --    (1,069,555)      (273,063)      (960,481)    (763,583)    (567,706)     (228,166)
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
    Realized gain (loss)
      on investments......        --         --       795,401         96,362      1,354,765      743,261      578,189        99,483
  Change in unrealized
    gain (loss) on
    investments...........     2,078         --      (285,666)     1,263,026     (5,799,051)   2,572,942     (288,344)      969,327
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
    Net gain (loss) on
      investments.........     2,078         --       509,735      1,359,388     (4,444,286)   3,316,203      289,845     1,068,810
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
  Reinvested capital
    gains.................        --         --            --             --             --           --           --            --
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..     2,071         --       372,871      1,308,335     (4,810,596)   3,157,220      135,449     1,011,680
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners.......    11,125         --     3,813,448      1,614,853     10,457,668    7,526,570    4,259,877     2,180,225
  Transfers between funds.        --         --     2,613,669      1,523,345      1,391,232    4,105,340    3,306,460       632,596
  Redemptions.............        --         --    (1,038,860)      (296,468)    (2,093,700)    (995,102)    (880,179)     (246,311)
  Annuity benefits........        --         --            --             --             --           --           --            --
  Annual contract
    maintenance charge
    (note 2) .............        --         --        (9,150)        (3,807)       (27,945)      (9,460)     (10,187)       (4,678)
  Contingent deferred
    sales charges
    (note 2)..............        --         --       (18,244)        (4,352)       (44,497)     (17,878)     (14,341)       (2,764)
  Adjustments to maintain
    reserves..............      (898)        --           445            127            984          385          429            96
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
      Net equity
        transactions......    10,227         --     5,361,308      2,833,698      9,683,742   10,609,855    6,662,059     2,559,164
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------

Net change in contract
   owners' equity.........    12,298         --     5,734,179      4,142,033      4,873,146   13,767,075    6,797,508     3,570,844
Contract owners' equity
   beginning of period....        --         --    17,368,953      6,097,880     52,422,689   16,416,311   19,032,832     6,997,578
                            --------    -------   -----------    -----------    -----------  -----------  -----------   -----------
Contract owners' equity
   end of period..........  $ 12,298         --    23,103,132     10,239,913     57,295,835   30,183,386   25,830,340    10,568,422
                            ========    =======   ===========    ===========    ===========  ===========  ===========   ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                   LAZSMCAP                 MFSGLOGVT                   NWBDFD                     NWFUND
                             -----------------------  -----------------------   ------------------------    ---------------------
                                2000         1999        2000          1999        2000          1999          2000        1999
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..... $     --           --          --            --        50,531        48,070        31,675      31,376
  Mortality, expense and
    administration
    charges (note 2) .......     (1,469)        (172)     (3,108)       (4,439)    (10,038)      (10,745)      (51,224)    (52,710)
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
    Net investment
      activity .............     (1,469)        (172)     (3,108)       (4,439)     40,493        37,325       (19,549)    (21,334)
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------

  Proceeds from mutual
    fund shares sold .......      8,501       67,458     131,289       169,504     223,177       413,628     1,843,594     609,937
  Cost of mutual fund
    shares sold ............     (9,990)     (64,794)   (154,986)     (183,145)   (236,201)     (410,023)   (1,650,385)   (344,267)
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
    Realized gain (loss)
      on investments .......     (1,489)       2,664     (23,697)      (13,641)    (13,024)        3,605       193,209     265,670
  Change in unrealized
    gain (loss) on
    investments. ...........     10,169        1,230      25,655        (8,548)       (261)      (93,043)        2,143     348,038
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
    Net gain (loss) on
      investments ..........      8,680        3,894       1,958       (22,189)    (13,285)      (89,438)      195,352     613,708
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
  Reinvested capital
    gains.. ................         --           --          --            --          --            --            --          --
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....      7,211        3,722      (1,150)      (26,628)     27,208       (52,113)      175,803     592,374
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........     48,220          873       9,982        49,439      24,108       214,006       888,148   1,774,689
  Transfers between funds...     20,835       40,118     (26,263)      (60,571)    (35,483)      (94,023)   (1,087,066)   (291,938)
  Redemptions ..............     (1,306)          --     (37,872)      (95,095)   (111,782)     (113,282)     (957,287)   (466,227)
  Annuity benefits .........         --           --      (1,070)       (1,255)         --           (18)           --        (152)
  Annual contract
    maintenance charge
    (note 2) ...............        (14)          --        (532)         (568)       (772)         (610)       (6,747)     (4,928)
  Contingent deferred
    sales charges
    (note 2)................        (30)          --        (112)       (1,097)       (657)       (1,076)       (8,982)     (2,673)
  Adjustments to maintain
    reserves ...............        118         (332)       (734)         (301)       (570)       (2,001)        2,398     (18,975)
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
      Net equity
        transactions .......     67,823       40,659     (56,601)     (109,448)   (125,156)        2,996    (1,169,536)    989,796
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------

Net change in contract
   owners' equity ..........     75,034       44,381     (57,751)     (136,076)    (97,948)      (49,117)     (993,733)  1,582,170
Contract owners' equity
   beginning of period .....    181,986          470     517,994       756,404   1,573,323     1,601,069     8,556,283   7,462,477
                             ----------   ----------  ----------    ----------  ----------    ----------    ----------  ----------
Contract owners' equity
   end of period ........... $  257,020       44,851     460,243       620,328   1,475,375     1,551,952     7,562,550   9,044,647
                             ==========   ==========  ==========    ==========  ==========    ==========    ==========  ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)



                                       NWGROFD                 NWINDXFD                 NWMYMKT                   NWUSGVT
                              -------------------------   -------------------   -------------------------   ---------------------
                                 2000          1999          2000      1999         2000         1999         2000         1999
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .....  $        --            --         873       323       355,455       241,981      11,753      13,679
  Mortality, expense and
    administration
    charges (note 2) .......      (20,066)      (23,265)     (1,916)     (434)      (85,136)      (71,944)     (2,534)     (3,402)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
    Net investment
      activity .............      (20,066)      (23,265)     (1,043)     (111)      270,319       170,037       9,219      10,277
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------

  Proceeds from mutual
    fund shares sold .......      639,187       555,632      11,057       424    10,725,678     9,156,260     216,922     155,670
  Cost of mutual fund
    shares sold ............     (540,321)     (385,961)     (9,520)     (397)  (10,725,678)   (9,156,260)   (231,249)   (160,869)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
    Realized gain (loss)
      on investments .......       98,866       169,671       1,537        27            --            --     (14,327)     (5,199)
  Change in unrealized
    gain (loss) on
    investments ............     (273,546)      171,460      (1,572)    8,490            --            --      19,160     (19,534)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
    Net gain (loss) on
      investments ..........     (174,680)      341,131         (35)    8,517            --            --       4,833     (24,733)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
  Reinvested capital
    gains ..................           --            --          --        --            --            --          --          --
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....     (194,746)      317,866      (1,078)    8,406       270,319       170,037      14,052     (14,456)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........      278,482       247,760     159,135    79,272     4,061,264     3,329,931      15,027     120,346
  Transfers between funds ..     (343,707)        7,182      33,861    10,481    (2,952,378)   (2,505,346)    (81,496)    (85,855)
  Redemptions ..............     (254,822)     (522,128)     (4,761)       --    (2,130,512)   (1,480,695)    (21,021)    (21,503)
  Annuity benefits .........           --          (141)         --        --          (247)         (377)         --          --
  Annual contract
    maintenance charge
    (note 2) ...............       (2,517)       (2,435)        (16)       --        (6,241)       (5,379)       (288)       (196)
  Contingent deferred
    sales charges
    (note 2)................       (1,647)       (2,265)       (183)       --       (32,659)      (39,548)       (631)       (193)
  Adjustments to maintain
    reserves ...............       (1,275)      (17,523)        148        37        19,042       (15,441)         (1)        (17)
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
      Net equity
        transactions .......     (325,486)     (289,550)    188,184    89,790    (1,041,731)     (716,855)    (88,410)     12,582
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------

Net change in contract
   owners' equity ..........     (520,232)       28,316     187,106    98,196      (771,412)     (546,818)    (74,358)     (1,874)
Contract owners' equity
   beginning of period .....    3,549,974     3,543,989     210,947        --    14,299,585    11,504,938     439,725     517,836
                              -----------   -----------   ---------   -------   -----------   -----------   ---------   ---------
Contract owners' equity
   end of period ...........  $ 3,029,742     3,572,305     398,053    98,196    13,528,173    10,958,120     365,367     515,962
                              ===========   ===========   =========   =======   ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                    NBGENESTR                 NBGUARDTR                  NBLTDMAT                 NBPARTFD
                              -----------------------   ------------------------   ---------------------   -----------------------
                                 2000        1999          2000         1999         2000        1999         2000         1999
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....  $      --            --       13,874        24,150      34,484      35,262           --           --
  Mortality, expense and
    administration
    charges (note 2) .......     (4,870)       (4,507)     (43,466)      (48,298)     (7,094)     (7,792)     (48,276)     (58,958)
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
    Net investment
      activity .............     (4,870)       (4,507)     (29,592)      (24,148)     27,390      27,470      (48,276)     (58,958)
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------

  Proceeds from mutual
    fund shares sold .......    121,923       225,584    1,398,346     1,440,182     726,080     197,131    1,573,674    1,592,623
  Cost of mutual fund
    shares sold ............   (124,466)     (269,243)  (2,029,349)   (1,451,840)   (773,488)   (202,120)  (1,954,655)  (1,450,085)
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
    Realized gain (loss)
      on investments .......     (2,543)      (43,659)    (631,003)      (11,658)    (47,408)     (4,989)    (380,981)     142,538
  Change in unrealized
    gain (loss) on
    investments.............     97,143        69,803      708,414     1,031,074      25,157     (27,751)     293,381      966,907
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
    Net gain (loss) on
      investments ..........     94,600        26,144       77,411     1,019,416     (22,251)    (32,740)     (87,600)   1,109,445
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
  Reinvested capital
    gains...................       --            --           --            --          --          --           --           --
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....     89,730        21,637       47,819       995,268       5,139      (5,270)    (135,876)   1,050,487
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........     62,982       142,453      806,436       595,130      12,075     644,631      678,312      765,461
  Transfers between funds ..     28,278       (58,864)  (1,128,597)   (1,243,768)   (645,399)   (108,836)  (1,432,752)  (1,762,703)
  Redemptions ..............    (24,769)      (39,680)    (342,219)     (188,576)    (46,591)    (20,192)    (319,217)    (190,795)
  Annuity benefits .........         --            --           --            --          --          --           --           --
  Annual contract
    maintenance charge
    (note 2) ...............       (427)         (271)      (2,595)       (3,100)       (404)       (442)      (4,438)      (5,517)
  Contingent deferred
    sales charges
    (note 2)................       (741)         (793)      (6,460)       (2,196)       (492)        (31)      (6,296)      (3,016)
  Adjustments to maintain
    reserves ...............        832           318        6,324            96       5,025         146          131           96
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
      Net equity
        transactions .......     66,155        43,163     (667,111)     (842,414)   (675,786)    515,276   (1,084,260)  (1,196,474)
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------

Net change in contract
   owners' equity ..........    155,885        64,800     (619,292)      152,854    (670,647)    510,006   (1,220,136)    (145,987)
Contract owners' equity
   beginning of period......    677,694       625,721    6,991,351     7,499,816   1,450,390     981,318    8,257,499    9,328,976
                              ---------   -----------   ----------   -----------   ---------   ---------   ----------   ----------
Contract owners' equity
   end of period ...........  $ 833,579       690,521    6,372,059     7,652,670     779,743   1,491,324    7,037,363    9,182,989
                              =========   ===========   ==========   ===========   =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                      OPPGLOB                    PHXBALFD                  PRBAL                  PRINT
                              -------------------------   -------------------------   -----------------   ---------------------
                                  2000         1999          2000          1999        2000      1999        2000        1999
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .....  $        --            --         5,117         8,082        55        --           268        17
  Mortality, expense and
    administration
    charges (note 2) .......      (90,498)      (49,189)       (6,568)       (5,439)      (29)       --          (370)      (16)
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
    Net investment
      activity .............      (90,498)      (49,189)       (1,451)        2,643        26        --          (102)        1
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------

  Proceeds from mutual
    fund shares sold .......      694,710     1,279,030       316,282        29,956       273        --         3,864     3,183
  Cost of mutual fund
    shares sold ............     (450,227)   (1,146,095)     (303,427)      (27,820)     (273)       --        (3,674)   (3,139)
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
    Realized gain (loss)
      on investments .......      244,483       132,935        12,855         2,136        --        --           190        44
  Change in unrealized
    gain (loss) on
    investments ............      975,311       872,874       (21,235)       24,121         3        15        (2,578)      (24)
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
    Net gain (loss) on
      investments ..........    1,219,794     1,005,809        (8,380)       26,257         3        15        (2,388)       20
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
  Reinvested capital
    gains ..................           --            --            --            --        --        --            --        --
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....    1,129,296       956,620        (9,831)       28,900        29        15        (2,490)       21
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........    1,479,494       551,439        92,589       111,727     1,470       636         3,126     2,495
  Transfers between funds ..    1,406,230      (456,002)      (79,209)       49,992        --        --         5,189    (1,811)
  Redemptions ..............     (805,531)     (235,361)     (156,632)      (19,719)       --        --            --        --
  Annuity benefits .........           --            --            --            --        --        --            --        --
  Annual contract
    maintenance charge
    (note 2) ...............       (4,635)       (3,131)         (692)         (529)       (7)       --           (16)       --
  Contingent deferred
    sales charges
    (note 2)................      (12,544)       (3,967)         (947)         (493)       --        --            --        --
  Adjustments to maintain
    reserves ...............       (1,664)           47         5,549            21         5         5            30       (33)
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
      Net equity
        transactions .......    2,061,350      (146,975)     (139,342)      140,999     1,468       641         8,329       651
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------

Net change in contract
   owners' equity ..........    3,190,646       809,645      (149,173)      169,899     1,497       656         5,839       672
Contract owners' equity
   beginning of period......   11,886,726     7,265,693     1,061,196       795,875     3,837        --        52,287     1,816
                              -----------   -----------   -----------   -----------   -------   -------   -----------   -------
Contract owners' equity
   end of period ...........  $15,077,372     8,075,338       912,023       965,774     5,334       656        58,126     2,488
                              ===========   ===========   ===========   ===========   =======   =======   ===========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                     PRLGCPGRO             PRLGCPVAL                 PRSMCAP                     STCOMSTK
                              ---------------------   --------------------   -------------------------   -------------------------
                                  2000       1999         2000       1999        2000         1999          2000          1999
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .....  $        --        --           453       --            --             1            --            --
  Mortality, expense and
    administration
    charges (note 2) .......         (579)       --          (321)      --        (1,542)           (4)       (8,999)         (610)
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
    Net investment
      activity .............         (579)       --           132       --        (1,542)           (3)       (8,999)         (610)
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------

  Proceeds from mutual
    fund shares sold .......       14,251        --           186       --        45,462           780       133,615         1,024
  Cost of mutual fund
    shares sold ............      (11,012)       --          (207)      --       (36,558)         (784)     (118,434)         (992)
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
    Realized gain (loss)
      on investments .......        3,239        --           (21)      --         8,904            (4)       15,181            32
  Change in unrealized
    gain (loss) on
    investments ............           85        --          (438)      --          (985)           52       (12,825)       17,932
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
    Net gain (loss) on
      investments ..........        3,324        --          (459)      --         7,919            48         2,356        17,964
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
  Reinvested capital
    gains ..................           --        --            --       --            --            --            --           493
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....        2,745        --          (327)      --         6,377            45        (6,643)       17,847
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........       68,350        --        16,119       --        83,799           705       366,845        19,696
  Transfers between funds ..       24,677        --        59,294       --       103,592          (247)      139,739       203,649
  Redemptions ..............           --        --            --       --        (1,647)           --        (7,467)           --
  Annuity benefits .........           --        --            --       --            --            --            --            --
  Annual contract
    maintenance charge
    (note 2) ...............          (11)       --            (2)      --           (15)           --          (144)          (17)
  Contingent deferred
    sales charges
    (note 2) ...............           --        --            --       --            --            --           (26)           --
  Adjustments to maintain
    reserves ...............           30        --            22       --           118            12           730            44
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
      Net equity
        transactions .......       93,046        --        75,433       --       185,847           470       499,677       223,372
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
Net change in contract
   owners' equity...........       95,791        --        75,106       --       192,224           515       493,034       241,219
Contract owners' equity
   beginning of period .....       19,721        --         1,047       --        98,664           466     1,003,874            --
                              -----------   -------   -----------   ------   -----------   -----------   -----------   -----------
Contract owners' equity
   end of period ...........  $   115,512        --        76,153       --       290,888           981     1,496,908       241,219
                              ===========   =======   ===========   ======   ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                      STTOTRET                 TEMFORFD                      WPEMGRO                WPGIFXINC
                              -----------------------   -------------------------   -------------------------   ------------------
                                  2000         1999         2000         1999           2000          1999       2000       1999
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .....  $        --          --            --            (1)           --            --     2,166        374
  Mortality, expense and
    administration
    charges (note 2) .......      (37,517)    (15,981)      (35,926)      (26,756)      (43,798)      (28,593)     (381)      (614)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
    Net investment
      activity .............      (37,517)    (15,981)      (35,926)      (26,757)      (43,798)      (28,593)    1,785       (240)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------

  Proceeds from mutual
    fund shares sold .......      526,453      76,413     2,134,769     1,180,288       682,030     1,122,607    12,161    247,105
  Cost of mutual fund
    shares sold ............     (305,883)    (58,483)   (1,925,508)   (1,279,897)     (423,169)     (957,319)  (13,051)  (247,746)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
    Realized gain (loss)
      on investments .......      220,570      17,930       209,261       (99,609)      258,861       165,288      (890)      (641)
  Change in unrealized
    gain (loss) on
    investments ............     (176,773)    335,152      (511,414)      939,059      (112,360)       34,316      (151)    (2,549)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
    Net gain (loss) on
      investments ..........       43,797     353,082      (302,153)      839,450       146,501       199,604    (1,041)    (3,190)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
  Reinvested capital
    gains ..................           --          --            --            (4)           --            --        --         --
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ....        6,280     337,101      (338,079)      812,689       102,703       171,011       744     (3,430)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ........      757,425     584,068       642,071       276,461       551,188       411,043    11,274     22,086
  Transfers between funds ..    1,018,452     108,365      (375,043)     (407,174)      942,887      (857,904)  (10,829)  (130,278)
  Redemptions ..............     (440,713)   (145,015)     (267,866)     (153,850)     (295,460)     (297,964)       (8)        (5)
  Annuity benefits .........           --          --            --            --            --            --        --         --
  Annual contract
    maintenance charge
    (note 2) ...............       (2,042)       (939)       (2,294)       (2,065)       (2,980)       (2,570)      (90)       (58)
  Contingent deferred
    sales charges
    (note 2) ...............       (5,483)     (1,076)       (3,817)       (2,063)       (5,391)       (2,362)       --         --
  Adjustments to maintain
    reserves ...............          139          27            37           113            94            11        22         45
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
      Net equity
        transactions .......    1,327,778     545,430        (6,912)     (288,578)    1,190,338      (749,746)      369   (108,210)
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
Net change in contract
   owners' equity ..........    1,334,058     882,531      (344,991)      524,111     1,293,041      (578,735)    1,113   (111,640)
Contract owners' equity
   beginning of period .....    4,889,682   2,024,780     5,864,856     4,069,618     5,968,882     4,992,592    57,203    149,963
                              -----------   ---------   -----------   -----------   -----------   -----------   -------   --------
Contract owners' equity
   end of period ...........  $ 6,223,740   2,907,311     5,519,865     4,593,729     7,261,923     4,413,857    58,316     38,323
                              ===========   =========   ===========   ===========   ===========   ===========   =======   ========

                          NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Short-Term Government Fund (ACSTGvt)

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Growth Fund (ACGro)

              American Century: International Growth Fund (ACIntlGr)

              American Century: Ultra Fund (ACUltra)

              Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
                Fund Institutional Class (DeHYBd)

              Dreyfus A Bonds Plus, Inc. (DryABds)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Balanced Fund, Inc. (DryBal)

              Dreyfus Emerging Leaders Fund (DryEmL)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Premier Third Century Fund, Inc. - Class Z (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              Federated High Yield Trust (FedHiYld)

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Fidelity Advisor Balanced Fund - Class T (FABal)

              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)

              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

              Fidelity Puritan(R) Fund (FidPurtn)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                (not available for additional purchase payments or exchanges after December 1, 1993)

              Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class A (FranMutSer)

              Franklin Small Cap Growth Fund (FrSmCapGr)

              INVESCO Dynamics Fund (InvDynam)

              INVESCO Small Company Growth Fund (InvSmCoGr)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              Lazard Small Cap Portfolio - Open Shares (LazSmCap)

              MFS(R) Global Governments Fund - Class A (MFSGloGvt)

              Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
                (managed for a fee by an affiliated investment advisor)

              Nationwide(R)Intermediate U.S. Government Bond Fund - Class D
                (NWUSGvt) (managed for a fee by an affiliated investment advisor)

              Nationwide S&P 500(R)Index Fund - Service Class (NWIndxFd)
                (managed for a fee by an affiliated investment advisor)

              Neuberger Berman Genesis Trust (NBGenesTr)
                (available only for contracts established prior to March 6,
                1998)

              Neuberger Berman Guardian Trust (NBGuardTr)

              Neuberger Berman Limited Maturity Bond Fund (NBLtdMat)

              Neuberger Berman Partners Fund (NBPartFd)

              Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix - Oakhurst Balanced Fund Series - Class A (PhxBalFd)

              Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)

              Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)

              Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
                (managed for a fee by an affiliated investment advisor)

              Prestige Large Cap Value Fund - Class A (PrLgCpVal)
                (managed for a fee by an affiliated investment advisor)

              Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)

              Strong Common Stock Fund, Inc. (StComStk)

              Strong Large Cap Growth Fund, Inc. (StTotRet) (formerly Strong
                Total Return Fund, Inc.)

              Templeton Foreign Fund - Class A (TemForFd)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

              Warburg Pincus Global Fixed-Income Fund - Common Shares
                (WPGlFxInc)

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

         For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

     (b) Mortality and Expense Risk Charges

         The following contract charges are deducted by the Company on Soloist contracts: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

         For Successor contracts, the charge ranges from an annual rate of .95% to a maximum of 2.05% if all permissible rider options are utilized. For these contracts, the rider options include: (a) five or seven year CDSC; (b) reduced purchase payment; (c) death benefit and (d) guaranteed minimum income benefit. This charge is assessed through the daily unit value calculation.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000, for each series, in both the accumulation and payout phases.

                                                                                                                      PERIOD
     Contract owners' equity represented by:                 UNITS            UNIT VALUE                              RETURN*
                                                            -------           ----------                             ---------
       Contracts in accumulation phase:

       Asset fee @ 1.30% rate:

         American Century: Benham
         Short-Term Government Fund:
            Tax qualified ...............................     85,255          $ 23.618873        $ 2,013,627             2%
         American Century: Income & Growth Fund:
            Tax qualified ...............................    565,417            19.680629         11,127,762           (4)%
         American Century: Growth Fund:
            Tax qualified ...............................    152,608           124.655635         19,023,447             6%
         American Century:
         International Growth Fund:
            Tax qualified ...............................    111,105            28.251655          3,138,900           (5)%
         American Century: Ultra Fund:
            Tax qualified ...............................  1,028,912            29.724903         30,584,309           (4)%
         Delaware Group Delchester High-Yield
         Bond Fund, Inc. - Delchester Fund
         Institutional Class:
            Tax qualified ...............................     77,244            13.002337          1,004,353           (9)%
         Dreyfus A Bonds Plus, Inc.:
            Tax qualified ...............................    153,087            12.473228          1,909,489             3%
         Dreyfus Appreciation Fund, Inc.:
            Tax qualified ...............................    142,625            14.217274          2,027,739             3%
         Dreyfus Balanced Fund, Inc.:
            Tax qualified ...............................     39,670            11.753253            466,252             0%
         Dreyfus S&P 500 Index Fund:
            Tax qualified ...............................    721,021            33.922791         24,459,045           (1)%
         The Dreyfus Premier Third
         Century Fund, Inc. - Class Z:
            Tax qualified ...............................     69,600            33.529470          2,333,651             1%
         Evergreen Income and Growth
         Fund - Class Y:
            Tax qualified ...............................     70,511            18.779167          1,324,138           (4)%
         Federated High Yield Trust:
            Tax qualified ...............................     55,703             9.784493            545,026           (3)%
         Federated Investment Series Funds, Inc. -
         Federated Bond Fund - Class F:
            Tax qualified ...............................    139,546            11.200672          1,563,009             1%
         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified ...............................     76,378            15.266515          1,166,026           (1)%
         Fidelity Advisor Equity Income
         Fund - Class T:
            Tax qualified ...............................    119,884            15.907705          1,907,079           (5)%
         Fidelity Advisor Growth Opportunities
         Fund - Class T:
            Tax qualified ...............................    490,625            18.130132          8,895,096           (5)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                                                                      PERIOD
                                                             UNITS            UNIT VALUE                              RETURN*
                                                            -------           ----------                             ---------
         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified ...............................    259,547            12.784176          3,318,095           (5)%
         Fidelity Asset Manager(TM):
            Tax qualified ...............................    289,898            19.911056          5,772,175             3%
         Fidelity Capital & Income Fund:
            Tax qualified ...............................     15,863            53.434977            847,639           (1)%
         Fidelity Equity-Income Fund:
            Tax qualified ...............................    162,411            80.761121         13,116,494           (3)%
         Fidelity Magellan(R)Fund:
            Tax qualified ...............................  1,151,139            35.953151         41,387,074             0%
         Fidelity Puritan(R)Fund:
            Tax qualified ...............................    556,362            23.073371         12,837,147             0%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...............................      4,174            24.119107            100,673           (5)%
         Franklin Mutual Series Fund Inc. -
         Mutual Shares Fund - Class I:
            Tax qualified ...............................     36,905            11.154471            411,656             0%
         INVESCO Dynamics Fund, Inc.:
            Tax qualified ...............................    462,524            19.769168          9,143,715            11%
         INVESCO Small Company Growth Fund:
            Tax qualified
         Janus Fund:
            Tax qualified ...............................    772,313            29.837487         23,043,879             2%
         Janus Twenty Fund:
            Tax qualified ...............................  1,182,148            48.407384         57,224,692           (8)%
         Janus Worldwide Fund:
            Tax qualified ...............................  1,025,409            25.149169         25,788,184             2%
         Lazard Small Cap Portfolio - Open Shares:
            Tax qualified ...............................     23,772            10.812075            257,025             3%
         MFS(R)World Governments Fund - Class A:
            Tax qualified ...............................     12,846            35.698635            458,585             0%
         Nationwide(R)Bond Fund - Class D:
            Tax qualified ...............................     34,472            42.709596          1,472,285             2%
            Non-tax qualified ...........................         73            42.526499              3,104             2%
         Nationwide(R)Fund - Class D:
            Tax qualified ...............................     59,522           126.670132          7,539,660             3%
            Non-tax qualified ...........................        135           131.939823             17,812             3%
         Nationwide(R)Growth Fund - Class D:
            Tax qualified ...............................     23,996           125.139694          3,002,852           (5)%
            Non-tax qualified ...........................        203           132.131758             26,823           (5)%
         Nationwide(R) S&P 500 Index Fund - Class R:
            Tax qualified ...............................     27,648            11.650692            322,118           (1)%
         Nationwide(R)Money Market Fund:
            Tax qualified - Pre 12/25/82 ................    573,117            22.224904         12,737,470             2%
            Tax qualified ...............................     26,701            27.985522            747,241             2%
            Non-tax qualified ...........................        837            28.162387             23,572             2%

                                                                                                                      PERIOD
                                                             UNITS            UNIT VALUE                              RETURN*
                                                            -------           ----------                             ---------
         Nationwide(R)Intermediate U.S.
         Government Bond Fund - Class D:
            Tax qualified ...............................     30,599            11.940428            365,365             4%
         Neuberger & Berman Genesis Trust
            Tax qualified ...............................     76,840            10.848298            833,583            14%
         Neuberger & Berman Guardian Trust:
            Tax qualified ...............................    342,621            18.597963          6,372,053             1%
         Neuberger & Berman Limited Maturity
         Bond Fund:
            Tax qualified ...............................     63,725            12.236142            779,748             1%
         Neuberger & Berman Partners Fund:
            Tax qualified ...............................    268,958            26.165264          7,037,357           (1)%
         Oppenheimer Global Fund - Class A:
            Tax qualified ...............................    365,240            41.115350         15,016,970             9%
         Phoenix - Oakhurst Balanced
         Fund Series - Class A:
            Tax qualified ...............................     50,120            18.196837            912,025             0%
         Prestige Balanced Fund - Class A:
            Tax qualified ...............................        491            10.861743              5,333             0%
         Prestige International Fund - Class A:
            Tax qualified ...............................      5,112            11.369714             58,122           (5)%
         Prestige Large Cap Growth Fund - Class A:
            Tax qualified ...............................      8,487            13.609711            115,506             2%
         Prestige Large Cap Value Fund - Class A:
            Tax qualified ...............................      8,107             9.393935             76,157           (2)%
         Prestige Small Cap Fund - Class A:
            Tax qualified ...............................     23,479            12.389559            290,894             2%
         Strong Common Stock Fund, Inc.
            Tax qualified ...............................    103,944            14.401071          1,496,905             0%
         Strong Large Cap Growth Fund, Inc.:
            Tax qualified ...............................    146,972            42.346323          6,223,724             0%
         Templeton Foreign Fund - Class A:
            Tax qualified ...............................    331,370            16.547867          5,483,467           (6)%
         Warburg Pincus Emerging Growth
         Fund - Common Shares:
            Tax qualified ...............................    340,275            21.341306          7,261,913             3%
         Warburg Pincus Global Fixed-Income
         Fund - Common Shares:
            Tax qualified ...............................      5,451            10.697513             58,312             1%

       Asset fee @ .95% rate:
         American Century: Income & Growth Fund:
            Tax qualified ...............................        109             9.694740              1,057           (3)%
         The Dreyfus Third Century Fund, Inc.:
            Tax qualified ...............................         54            10.155963                548             2%
         INVESCO Dynamics Fund, Inc.:
            Tax qualified ...............................      1,202            10.489083             12,608             5%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                                                                                                                     PERIOD
                                                              UNITS            UNIT VALUE                            RETURN*
                                                             -------           ----------                           ---------
         INVESCO Small Company Growth Fund:
            Tax qualified ...............................      1,132            10.863965             12,298             9%
         Janus Fund:
            Tax qualified ...............................      2,424             9.712634             23,543           (3)%
         Janus Twenty Fund:
            Tax qualified ...............................      2,499             9.465867             23,655           (5)%
         Janus Worldwide Fund:
            Tax qualified ...............................      1,267             9.741581             12,343           (3)%
         Nationwide S&P 500 Index Fund -
         Service Class:
            Tax qualified ...............................      2,224             9.903084             22,024           (1)%
         Oppenheimer Global Fund - Class A:
            Tax qualified ...............................      1,175            10.094680             11,861             1%

       Asset fee @ 1.05% rate:

         American Century: Income & Growth Fund:
            Tax qualified ...............................      4,902             9.693139             47,516           (3)%
         American Century: Ultra Fund:
            Tax qualified ...............................      3,746             9.664400             36,203           (3)%
         Federated High Yield Trust:
            Tax qualified ...............................      3,659            10.075157             36,865             1%
         Federated Investment Series Funds, Inc. -
         Federated Bond Fund - Class F:
            Tax qualified ...............................      3,620            10.142482             36,716             1%
         Franklin Small Cap Growth Fund:
            Tax qualified ...............................      1,182            10.577737             12,503             6%
         Janus Fund:
            Tax qualified ...............................      3,676             9.711024             35,698           (3)%
         Janus Twenty Fund:
            Tax qualified ...............................      5,015             9.464296             47,463           (5)%
         Janus Worldwide Fund:
            Tax qualified ...............................      3,061             9.739970             29,814           (3)%
         Nationwide S&P 500 Index Fund -
         Service Class:
            Tax qualified ...............................      5,444             9.901448             53,903           (1)%
         Oppenheimer Global Fund - Class A:
            Tax qualified ...............................      4,807            10.093011             48,517             1%
         Templeton Foreign Fund - Class A:
            Tax qualified ...............................      3,509            10.372304             36,396             4%
                                                           =========            =========

      Reserves for annuity contracts in payout phase:
            Tax qualified ...............................                                            209,335
                                                                                                ------------
                                                                                                $386,227,218
                                                                                                ============

================================================================================

* The period return does not include contract charges satisfied by surrendering units.

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                                                                  --------------
NATIONWIDE LIFE INSURANCE COMPANY                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220       U.S. Postage
                                                                        PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------
















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